State Street SPDR SP Global Natural Resources ETF Investment Strategy - State Street SPDR SP Global Natural Resources ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the S&P Global Natural Resources Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in depositary receipts (including American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) based on securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies). The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.The Index is comprised of 90 of the largest U.S. and foreign publicly-traded companies, based on market capitalization, in the natural resources and commodities businesses (as defined below) that meet certain investability requirements. The Index component securities represent a combination of the component securities included in each of the following three sub-indices: the S&P Global Natural Resources — Agriculture Index, the S&P Global Natural Resources — Energy Index and the S&P Global Natural Resources — Metals and Mining Index. Each sub-index imposes a 40% limit on exposure to U.S. stocks and a 15% limit on exposure to emerging market stocks. The weight of each sub-index equals one-third of the total weight of the Index. Membership in the Index is based on industry sector according to the Global Industry Classification Standard (“GICS®”). Companies in natural resources and commodities businesses include those significantly engaged in the following industries: agricultural products and services, forest and paper products; fertilizers and agricultural chemicals; paper and plastic packing products and materials; timber real estate investment trusts (“REITs”); integrated oil and gas; oil and gas drilling; oil and gas exploration and production; oil and gas refining and marketing; oil and gas equipment services; coal and consumable fuels; diversified metals and mining; steel; aluminum; copper; gold; silver; and precious metals and minerals. The Index includes publicly traded companies with stock traded on a developed market exchange, float-adjusted market capitalizations of a minimum of $1 billion and at least $5 million three-month average daily value traded. All Index constituents are weighted proportionally to their float-adjusted market capitalization within each sub-index, subject to a 5% single stock cap. A company's float-adjusted market capitalization is calculated by multiplying the number of shares readily available in the market by the price of such shares. Modifications are made to the weightings, if required, to conform to requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and reduce single stock concentration. The Index is reconstituted annually after the close of business on the last business day of August. In addition, rebalancings occur after the close of business on the last business day of February, May and November. As of November 30, 2025, countries represented in the Fund included Australia, Brazil, Canada, China, Colombia, Finland, France, Germany, India, Italy, Israel, Japan, Luxembourg, Norway, Peru, Singapore, South Africa, South Korea, Spain, Sweden, the United Kingdom and the United States. As of November 30, 2025, a significant portion of the Fund comprised companies located in the United States and Canada, although this may change from time to time. As of November 30, 2025, the Index comprised 90 securities.The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.